CONSOLIDATED SCHEDULE OF INVESTMENTS (UNAUDITED) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2023		Dec. 31, 2022
Amortized Cost		$ 37,433	[1],[2],[3],[4],[5]	$ 48,438	[6],[7],[8],[9],[10]
Fair Value		$ 29,638	[1],[2],[5]	$ 40,641	[6],[7],[10]
% of Net Asset		87.10%	[1],[2],[5]	66.30%	[6],[7],[10]
Galls LLC [Member]
Coupon rate		S+7.42%		L+7.25%
PIK component		0.50%		0.50%
Cash component		S+6.92%		L+6.75%
PIK option		The Portfolio Company may elect PIK up to 0.50%.		The Portfolio Company may elect PIK up to 0.50%.
Galls LLC 1 [Member]
Coupon rate		S+7.20%		L+7.25%
PIK component		0.50%		0.50%
Cash component		S+6.70%		L+6.75%
PIK option		The Portfolio Company may elect PIK up to 0.50%.		The Portfolio Company may elect PIK up to 0.50%.
Polyvision Corp [Member]
Coupon rate		S+8.50%		L+7.50%
PIK component		2.00%		1.00%
Cash component		S+6.50%		L+6.50%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 1.00%.
Polyvision Corp 1 [Member]
Coupon rate		S+8.50%		L+7.50%
PIK component		2.00%		1.00%
Cash component		S+6.50%		L+6.50%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 1.00%.
Polyvision Corp 2 [Member]
Coupon rate		S+8.63%		L+7.50%
PIK component		2.00%		1.00%
Cash component		S+6.63%		L+6.50%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 1.00%.
Polyvision Corp 3 [Member]
Coupon rate		S+8.63%		L+7.50%
PIK component		2.00%		1.00%
Cash component		S+6.63%		L+6.50%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 1.00%.
Permian Production Partners [Member]
Coupon rate		S+8.11%		L+8.00%
PIK component		2.00%		2.00%
Cash component		S+6.11%		L+6.00%
PIK option		The Portfolio Company may elect PIK up to 2.00%.		The Portfolio Company may elect PIK up to 2.00%.
Debt Method Investments [Member]
Amortized Cost		$ 32,784	[1],[2],[3],[4],[5]	$ 48,438	[6],[7],[8],[9],[10]
Fair Value		$ 29,205	[1],[2],[5]	$ 40,256	[6],[7],[10]
% of Net Asset		85.90%	[1],[2],[5]	65.70%	[6],[7],[10]
Equity Investments [Member]
Amortized Cost		$ 4,649	[1],[2],[3],[4],[5]	$ 0	[6],[7],[8],[9],[10]
Fair Value		$ 433	[1],[2],[5]	$ 385	[6],[7],[10]
% of Net Asset		1.20%	[1],[2],[5]	0.60%	[6],[7],[10]
Automotive Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 4,064	[1],[2],[3],[4],[5]	$ 4,072	[6],[7],[8],[9],[10]
Fair Value		$ 3,362	[1],[2],[5]	$ 3,490	[6],[7],[10]
% of Net Asset		9.90%	[1],[2],[5]	5.70%	[6],[7],[10]
Chemicals Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 953	[1],[2],[3],[4],[5]	$ 957	[6],[7],[8],[9],[10]
Fair Value		$ 942	[1],[2],[5]	$ 944	[6],[7],[10]
% of Net Asset		2.80%	[1],[2],[5]	1.50%	[6],[7],[10]
Consumer Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 4,636	[1],[2],[3],[4],[5]	$ 4,655	[6],[7],[8],[9],[10]
Fair Value		$ 4,534	[1],[2],[5]	$ 4,562	[6],[7],[10]
% of Net Asset		13.40%	[1],[2],[5]	7.50%	[6],[7],[10]
Total Consumer Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 8,312	[1],[2],[3],[4],[5]	$ 8,309	[6],[7],[8],[9],[10]
Fair Value		$ 7,365	[1],[2],[5]	$ 7,172	[6],[7],[10]
% of Net Asset		21.70%	[1],[2],[5]	11.80%	[6],[7],[10]
Energy Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 1,731	[1],[2],[3],[4],[5]	$ 1,770	[6],[7],[8],[9],[10]
Fair Value		$ 445	[1],[2],[5]	$ 511	[6],[7],[10]
% of Net Asset		1.30%	[1],[2],[5]	0.90%	[6],[7],[10]
Metal And Mining Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 5,717	[1],[2],[3],[4],[5]	$ 5,500	[6],[7],[8],[9],[10]
Fair Value		$ 4,956	[1],[2],[5]	$ 5,165	[6],[7],[10]
% of Net Asset		14.60%	[1],[2],[5]	8.40%	[6],[7],[10]
Retail Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 1,630	[1],[2],[3],[4],[5]	$ 1,685	[6],[7],[8],[9],[10]
Fair Value		$ 1,973	[1],[2],[5]	$ 1,768	[6],[7],[10]
% of Net Asset		5.80%	[1],[2],[5]	2.80%	[6],[7],[10]
Retail Sector [Member] | Equity Investments [Member]
Amortized Cost		$ 0	[1],[2],[3],[4],[5]	$ 0	[6],[7],[8],[9],[10]
Fair Value		$ 21	[1],[2],[5]	$ 30	[6],[7],[10]
% of Net Asset		0.10%	[1],[2],[5]	0.00%	[6],[7],[10]
Business Service Sector [Member]
Amortized Cost		$ 8,276	[1],[2],[3],[4],[5]	$ 15,014	[6],[7],[8],[9],[10]
Fair Value		$ 8,069	[1],[2],[5]	$ 10,090	[6],[7],[10]
% of Net Asset		23.60%	[1],[2],[5]	16.40%	[6],[7],[10]
Business Service Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 3,619	[1],[2],[3],[4],[5]	$ 3,636	[6],[7],[8],[9],[10]
Fair Value		$ 3,390	[1],[2],[5]	$ 3,406	[6],[7],[10]
% of Net Asset		9.90%	[1],[2],[5]	5.60%	[6],[7],[10]
Business Service Sector [Member] | Equity Investments [Member]
Amortized Cost	[1],[2],[3],[4],[5]	$ 4,649
Fair Value	[1],[2],[5]	$ 401
% of Net Asset	[1],[2],[5]	1.10%
Technology Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 2,101	[1],[2],[3],[4],[5]	$ 5,981	[6],[7],[8],[9],[10]
Fair Value		$ 2,093	[1],[2],[5]	$ 5,971	[6],[7],[10]
% of Net Asset		6.20%	[1],[2],[5]	9.80%	[6],[7],[10]
Technology Sector [Member] | Equity Investments [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 0
Fair Value	[6],[7],[10]			$ 276
% of Net Asset	[6],[7],[10]			0.50%
Energy Oil And Gas [Member] | Equity Investments [Member]
Amortized Cost		$ 0	[1],[2],[3],[4],[5]	$ 0	[6],[7],[8],[9],[10]
Fair Value		$ 11	[1],[2],[5]	$ 79	[6],[7],[10]
% of Net Asset		0.00%	[1],[2],[5]	0.10%	[6],[7],[10]
Food and Beverage Sector [Member] | Debt Method Investments [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 713
Fair Value	[6],[7],[10]			$ 910
% of Net Asset	[6],[7],[10]			1.50%
Hotel Gaming And Leisure [Member] | Debt Method Investments [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 2,279
Fair Value	[6],[7],[10]			$ 2,228
% of Net Asset	[6],[7],[10]			3.60%
Telecommunications Sector [Member] | Debt Method Investments [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 2,158
Fair Value	[6],[7],[10]			$ 2,007
% of Net Asset	[6],[7],[10]			3.30%
Accuride Corporation [Member] | Automotive Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5]	Senior Secured Loans - First Lien	[6],[7],[10]
Spread above reference rate		L+5.25%	[1],[2],[5],[11]	L+5.25%	[6],[7],[10],[12]
Interest rate		10.44%	[1],[2],[5],[11],[13]	9.98%	[6],[7],[10],[12],[14]
Maturity date		Nov. 17, 2023	[1],[2],[5]	Nov. 17, 2023	[6],[7],[10]
Principal amount		$ 4,073	[1],[2],[5],[15]	$ 4,095	[6],[7],[10],[16]
Amortized Cost		4,064	[1],[2],[3],[4],[5]	4,072	[6],[7],[8],[9],[10]
Fair Value		$ 3,362	[1],[2],[5]	$ 3,490	[6],[7],[10]
% of Net Asset		9.90%	[1],[2],[5]	5.70%	[6],[7],[10]
Drew Marine Group Inc [Member] | Chemicals Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		S+4.25%	[1],[2],[5],[11],[17]	L+4.25%	[6],[7],[10],[12],[18]
Interest rate		9.64%	[1],[2],[5],[11],[13],[17]	8.98%	[6],[7],[10],[12],[14],[18]
Maturity date		Jun. 26, 2026	[1],[2],[5],[17]	Jun. 26, 2026	[6],[7],[10],[18]
Principal amount		$ 960	[1],[2],[5],[15],[17]	$ 965	[6],[7],[10],[16],[18]
Amortized Cost		953	[1],[2],[3],[4],[5],[17]	957	[6],[7],[8],[9],[10],[18]
Fair Value		$ 942	[1],[2],[5],[17]	$ 944	[6],[7],[10],[18]
% of Net Asset		2.80%	[1],[2],[5],[17]	1.50%	[6],[7],[10],[18]
Galls LLC [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20]
Spread above reference rate		S+7.42%	[1],[2],[5],[11],[17],[19]	L+7.25%	[6],[7],[10],[12],[18],[20]
Interest rate		12.46%	[1],[2],[5],[11],[13],[17],[19]	11.16%	[6],[7],[10],[12],[14],[18],[20]
Maturity date		Jan. 31, 2025	[1],[2],[5],[17],[19]	Jan. 31, 2025	[6],[7],[10],[18],[20]
Principal amount		$ 3,690	[1],[2],[5],[15],[17],[19]	$ 3,699	[6],[7],[10],[16],[18],[20]
Amortized Cost		3,681	[1],[2],[3],[4],[5],[17],[19]	3,689	[6],[7],[8],[9],[10],[18],[20]
Fair Value		$ 3,597	[1],[2],[5],[17],[19]	$ 3,607	[6],[7],[10],[18],[20]
% of Net Asset		10.60%	[1],[2],[5],[17],[19]	5.90%	[6],[7],[10],[18],[20]
Galls LLC 1 [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20]
Spread above reference rate		S+7.20%	[1],[2],[5],[11],[17],[19]	L+7.25%	[6],[7],[10],[12],[18],[20]
Interest rate		11.80%	[1],[2],[5],[11],[13],[17],[19]	11.16%	[6],[7],[10],[12],[14],[18],[20]
Maturity date		Jan. 31, 2025	[1],[2],[5],[17],[19]	Jan. 31, 2025	[6],[7],[10],[18],[20]
Principal amount		$ 541	[1],[2],[5],[15],[17],[19]	$ 543	[6],[7],[10],[16],[18],[20]
Amortized Cost		540	[1],[2],[3],[4],[5],[17],[19]	541	[6],[7],[8],[9],[10],[18],[20]
Fair Value		$ 528	[1],[2],[5],[17],[19]	$ 529	[6],[7],[10],[18],[20]
% of Net Asset		1.60%	[1],[2],[5],[17],[19]	0.90%	[6],[7],[10],[18],[20]
Galls LLC 2 [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[21]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[22]
Spread above reference rate		S+6.38%	[1],[2],[5],[11],[17],[21]	L+6.75%	[6],[7],[10],[12],[18],[22]
Interest rate		11.99%	[1],[2],[5],[11],[13],[17],[21]	11.12%	[6],[7],[10],[12],[14],[18],[22]
Maturity date		Jan. 31, 2024	[1],[2],[5],[17],[19]	Jan. 31, 2024	[6],[7],[10],[18],[22]
Principal amount		$ 424	[1],[2],[5],[15],[17],[21]	$ 442	[6],[7],[10],[16],[18],[22]
Amortized Cost		415	[1],[2],[3],[4],[5],[17],[21]	425	[6],[7],[8],[9],[10],[18],[22]
Fair Value		$ 409	[1],[2],[5],[17],[21]	$ 426	[6],[7],[10],[18],[22]
% of Net Asset		1.20%	[1],[2],[5],[17],[21]	0.70%	[6],[7],[10],[18],[22]
Pure Fishing Inc [Member] | Consumer Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5]	Senior Secured Loans - First Lien	[6],[7],[10]
Spread above reference rate		S+4.61%	[1],[2],[5],[11]	L+4.50%	[6],[7],[10],[12]
Interest rate		9.72%	[1],[2],[5],[11],[13]	8.88%	[6],[7],[10],[12],[14]
Maturity date		Dec. 19, 2025	[1],[2],[5]	Dec. 19, 2025	[6],[7],[10]
Principal amount		$ 3,878	[1],[2],[5],[15]	$ 3,899	[6],[7],[10],[16]
Amortized Cost		3,676	[1],[2],[3],[4],[5]	3,654	[6],[7],[8],[9],[10]
Fair Value		$ 2,831	[1],[2],[5]	$ 2,610	[6],[7],[10]
% of Net Asset		8.30%	[1],[2],[5]	4.30%	[6],[7],[10]
Basic Energy Services Inc [Member] | Energy Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Bonds	[1],[2],[5],[23]	Senior Secured Bonds	[6],[7],[10],[18],[24]
Maturity date		Oct. 15, 2023	[1],[2],[5],[23]	Oct. 15, 2023	[6],[7],[10],[18],[24]
Principal amount		$ 4,291	[1],[2],[5],[15],[23]	$ 4,291	[6],[7],[10],[16],[18],[24]
Amortized Cost		1,458	[1],[2],[3],[4],[5],[23]	1,520	[6],[7],[8],[9],[10],[18],[24]
Fair Value		$ 32	[1],[2],[5],[23]	$ 102	[6],[7],[10],[18],[24]
% of Net Asset		0.10%	[1],[2],[5],[23]	0.20%	[6],[7],[10],[18],[24]
Permian Production Partners [Member] | Energy Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20]
Spread above reference rate		S+8.11%	[1],[2],[5],[11],[17],[19]	L+8.00%	[6],[7],[10],[12],[18],[20]
Interest rate		13.22%	[1],[2],[5],[11],[13],[17],[19]	12.39%	[6],[7],[10],[12],[14],[18],[20]
Maturity date		Nov. 23, 2025	[1],[2],[5],[17],[19]	Nov. 23, 2025	[6],[7],[10],[18],[20]
Principal amount		$ 414	[1],[2],[5],[15],[17],[19]	$ 410	[6],[7],[10],[16],[18],[20]
Amortized Cost		273	[1],[2],[3],[4],[5],[17],[19]	250	[6],[7],[8],[9],[10],[18],[20]
Fair Value		$ 413	[1],[2],[5],[17],[19]	$ 409	[6],[7],[10],[18],[20]
% of Net Asset		1.20%	[1],[2],[5],[17],[19]	0.70%	[6],[7],[10],[18],[20]
Permian Production Partners [Member] | Energy Oil And Gas [Member] | Equity Investments [Member]
Investment		Equity/Other	[1],[2],[5],[17]	Equity/Other	[6],[7],[10],[18]
Principal amount		$ 203,022	[1],[2],[5],[15],[17]	$ 203,022	[6],[7],[10],[16],[18]
Amortized Cost		0	[1],[2],[3],[4],[5],[17]	0	[6],[7],[8],[9],[10],[18]
Fair Value		$ 11	[1],[2],[5],[17]	$ 79	[6],[7],[10],[18]
% of Net Asset		0.00%	[1],[2],[5],[17]	0.10%	[6],[7],[10],[18]
Polyvision Corp [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20]
Spread above reference rate		S+8.50%	[1],[2],[5],[11],[17],[19]	L+7.50%	[6],[7],[10],[12],[18],[20]
Interest rate		13.77%	[1],[2],[5],[11],[13],[17],[19]	11.07%	[6],[7],[10],[12],[14],[18],[20]
Maturity date		Feb. 21, 2026	[1],[2],[5],[17],[19]	Feb. 21, 2026	[6],[7],[10],[18],[20]
Principal amount		$ 3,686	[1],[2],[5],[15],[17],[19]	$ 3,555	[6],[7],[10],[16],[18],[20]
Amortized Cost		3,651	[1],[2],[3],[4],[5],[17],[19]	3,520	[6],[7],[8],[9],[10],[18],[20]
Fair Value		$ 3,133	[1],[2],[5],[17],[19]	$ 3,271	[6],[7],[10],[18],[20]
% of Net Asset		9.20%	[1],[2],[5],[17],[19]	5.30%	[6],[7],[10],[18],[20]
Polyvision Corp 1 [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20]
Spread above reference rate		S+8.50%	[1],[2],[5],[11],[17],[19]	L+7.50%	[6],[7],[10],[12],[18],[20]
Interest rate		13.77%	[1],[2],[5],[11],[13],[17],[19]	11.07%	[6],[7],[10],[12],[14],[18],[20]
Maturity date		Feb. 21, 2026	[1],[2],[5],[17],[19]	Feb. 21, 2026	[6],[7],[10],[18],[20]
Principal amount		$ 1,038	[1],[2],[5],[15],[17],[19]	$ 1,001	[6],[7],[10],[16],[18],[20]
Amortized Cost		1,028	[1],[2],[3],[4],[5],[17],[19]	991	[6],[7],[8],[9],[10],[18],[20]
Fair Value		$ 882	[1],[2],[5],[17],[19]	$ 921	[6],[7],[10],[18],[20]
% of Net Asset		2.60%	[1],[2],[5],[17],[19]	1.50%	[6],[7],[10],[18],[20]
Polyvision Corp 2 [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20]
Spread above reference rate		S+8.63%	[1],[2],[5],[11],[17],[19]	L+7.50%	[6],[7],[10],[12],[18],[20]
Interest rate		13.78%	[1],[2],[5],[11],[13],[17],[19]	12.60%	[6],[7],[10],[12],[14],[18],[20]
Maturity date		Feb. 21, 2026	[1],[2],[5],[17],[19]	Feb. 21, 2026	[6],[7],[10],[18],[20]
Principal amount		$ 141	[1],[2],[5],[15],[17],[19]	$ 138	[6],[7],[10],[16],[18],[20]
Amortized Cost		141	[1],[2],[3],[4],[5],[17],[19]	138	[6],[7],[8],[9],[10],[18],[20]
Fair Value		$ 120	[1],[2],[5],[17],[19]	$ 127	[6],[7],[10],[18],[20]
% of Net Asset		0.40%	[1],[2],[5],[17],[19]	0.20%	[6],[7],[10],[18],[20]
Polyvision Corp 3 [Member] | Metal And Mining Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[19]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[20],[22]
Spread above reference rate		S+8.63%	[1],[2],[5],[11],[17],[19]	L+7.50%	[6],[7],[10],[12],[18],[20],[22]
Interest rate		13.78%	[1],[2],[5],[11],[13],[17],[19]	11.12%	[6],[7],[10],[12],[14],[18],[20],[22]
Maturity date		Feb. 21, 2026	[1],[2],[5],[17],[19]	Aug. 21, 2025	[6],[7],[10],[18],[20],[22]
Principal amount		$ 966	[1],[2],[5],[15],[17],[19]	$ 924	[6],[7],[10],[16],[18],[20],[22]
Amortized Cost		897	[1],[2],[3],[4],[5],[17],[19]	851	[6],[7],[8],[9],[10],[18],[20],[22]
Fair Value		$ 821	[1],[2],[5],[17],[19]	$ 846	[6],[7],[10],[18],[20],[22]
% of Net Asset		2.40%	[1],[2],[5],[17],[19]	1.40%	[6],[7],[10],[18],[20],[22]
Save A Lot [Member] | Retail Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10]
Spread above reference rate		S+7.35%	[1],[2],[5],[11],[17]	S+7.25%	[6],[7],[10],[12]
Interest rate		12.21%	[1],[2],[5],[11],[13],[17]	11.93%	[6],[7],[10],[12],[14]
Maturity date		Jun. 30, 2026	[1],[2],[5],[17]	Jun. 30, 2026	[6],[7],[10]
Principal amount		$ 995	[1],[2],[5],[15],[17]	$ 1,088	[6],[7],[10],[16]
Amortized Cost		895	[1],[2],[3],[4],[5],[17]	979	[6],[7],[8],[9],[10]
Fair Value		$ 965	[1],[2],[5],[17]	$ 899	[6],[7],[10]
% of Net Asset		2.80%	[1],[2],[5],[17]	1.40%	[6],[7],[10]
Save A Lot [Member] | Retail Sector [Member] | Equity Investments [Member]
Investment		Equity/Other	[1],[2],[5]	Equity/Other	[6],[7],[10],[18]
Principal amount		$ 53,097	[1],[2],[5],[15]	$ 53,097	[6],[7],[10],[16],[18]
Amortized Cost		0	[1],[2],[3],[4],[5]	0	[6],[7],[8],[9],[10],[18]
Fair Value		$ 21	[1],[2],[5]	$ 30	[6],[7],[10],[18]
% of Net Asset		0.10%	[1],[2],[5]	0.00%	[6],[7],[10],[18]
Save A Lot 1 [Member] | Retail Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10]
Spread above reference rate		S+7.35%	[1],[2],[5],[11],[17]	S+7.25%	[6],[7],[10],[12]
Interest rate		12.21%	[1],[2],[5],[11],[13],[17]	11.93%	[6],[7],[10],[12],[14]
Maturity date		Jun. 30, 2026	[1],[2],[5],[17]	Jun. 30, 2026	[6],[7],[10]
Principal amount		$ 466	[1],[2],[5],[15],[17]	$ 466	[6],[7],[10],[16]
Amortized Cost		261	[1],[2],[3],[4],[5],[17]	261	[6],[7],[8],[9],[10]
Fair Value		$ 436	[1],[2],[5],[17]	$ 385	[6],[7],[10]
% of Net Asset		1.30%	[1],[2],[5],[17]	0.60%	[6],[7],[10]
Save A Lot 2 [Member] | Retail Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - Second Lien	[1],[2],[5],[17]	Senior Secured Loans - Second Lien	[6],[7],[10]
Spread above reference rate		S+11.50%	[1],[2],[5],[11],[17]	S+9.50%	[6],[7],[10],[12]
Interest rate		16.47%	[1],[2],[5],[11],[13],[17]	14.18%	[6],[7],[10],[12],[14]
Maturity date		Dec. 31, 2026	[1],[2],[5],[17]	Dec. 31, 2026	[6],[7],[10]
Principal amount		$ 823	[1],[2],[5],[15],[17]	$ 794	[6],[7],[10],[16]
Amortized Cost		474	[1],[2],[3],[4],[5],[17]	445	[6],[7],[8],[9],[10]
Fair Value		$ 572	[1],[2],[5],[17]	$ 484	[6],[7],[10]
% of Net Asset		1.70%	[1],[2],[5],[17]	0.80%	[6],[7],[10]
Hersha Hospitality Management [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		S+4.90%	[1],[2],[5],[11],[17]	S+6.00%	[6],[7],[10],[12],[18]
Interest rate		9.85%	[1],[2],[5],[11],[13],[17]	9.81%	[6],[7],[10],[12],[14],[18]
Maturity date		Mar. 02, 2026	[1],[2],[5],[17]	Mar. 02, 2026	[6],[7],[10],[18]
Principal amount		$ 4,740	[1],[2],[5],[15],[17]	$ 4,765	[6],[7],[10],[16],[18]
Amortized Cost		4,657	[1],[2],[3],[4],[5],[17]	4,681	[6],[7],[8],[9],[10],[18]
Fair Value		$ 4,679	[1],[2],[5],[17]	$ 4,692	[6],[7],[10],[18]
% of Net Asset		13.70%	[1],[2],[5],[17]	7.60%	[6],[7],[10],[18]
PSI Services LLC [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[21]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[22]
Spread above reference rate		L+5.75%	[1],[2],[5],[11],[17],[21]	L+5.75%	[6],[7],[10],[12],[18],[22]
Interest rate		11.02%	[1],[2],[5],[11],[13],[17],[21]	10.16%	[6],[7],[10],[12],[14],[18],[22]
Maturity date		Oct. 04, 2025	[1],[2],[5],[17],[21]	Oct. 04, 2025	[6],[7],[10],[18],[22]
Principal amount		$ 298	[1],[2],[5],[15],[17],[21]	$ 298	[6],[7],[10],[16],[18],[22]
Amortized Cost		298	[1],[2],[3],[4],[5],[17],[21]	298	[6],[7],[8],[9],[10],[18],[22]
Fair Value		$ 277	[1],[2],[5],[17],[21]	$ 277	[6],[7],[10],[18],[22]
% of Net Asset		0.80%	[1],[2],[5],[17],[21]	0.50%	[6],[7],[10],[18],[22]
PSI Services LLC 1 [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		L+5.75%	[1],[2],[5],[11],[17]	L+5.75%	[6],[7],[10],[12],[18]
Interest rate		11.02%	[1],[2],[5],[11],[13],[17]	10.16%	[6],[7],[10],[12],[14],[18]
Maturity date		Oct. 04, 2026	[1],[2],[5],[17]	Oct. 04, 2026	[6],[7],[10],[18]
Principal amount		$ 175	[1],[2],[5],[15],[17]	$ 176	[6],[7],[10],[16],[18]
Amortized Cost		175	[1],[2],[3],[4],[5],[17]	176	[6],[7],[8],[9],[10],[18]
Fair Value		$ 162	[1],[2],[5],[17]	$ 163	[6],[7],[10],[18]
% of Net Asset		0.50%	[1],[2],[5],[17]	0.30%	[6],[7],[10],[18]
PSI Services LLC 2 [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		L+5.75%	[1],[2],[5],[11],[17]	L+5.75%	[6],[7],[10],[12],[18]
Interest rate		11.02%	[1],[2],[5],[11],[13],[17]	10.16%	[6],[7],[10],[12],[14],[18]
Maturity date		Oct. 04, 2026	[1],[2],[5],[17]	Oct. 04, 2026	[6],[7],[10],[18]
Principal amount		$ 414	[1],[2],[5],[15],[17]	$ 416	[6],[7],[10],[16],[18]
Amortized Cost		414	[1],[2],[3],[4],[5],[17]	416	[6],[7],[8],[9],[10],[18]
Fair Value		$ 384	[1],[2],[5],[17]	$ 386	[6],[7],[10],[18]
% of Net Asset		1.10%	[1],[2],[5],[17]	0.60%	[6],[7],[10],[18]
PSI Services LLC 3 [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		L+5.75%	[1],[2],[5],[11],[17]	L+5.75%	[6],[7],[10],[12],[18]
Interest rate		11.02%	[1],[2],[5],[11],[13],[17]	10.16%	[6],[7],[10],[12],[14],[18]
Maturity date		Oct. 16, 2026	[1],[2],[5],[17]	Oct. 16, 2026	[6],[7],[10],[18]
Principal amount		$ 2,765	[1],[2],[5],[15],[17]	$ 2,780	[6],[7],[10],[16],[18]
Amortized Cost		2,732	[1],[2],[3],[4],[5],[17]	2,746	[6],[7],[8],[9],[10],[18]
Fair Value		$ 2,567	[1],[2],[5],[17]	$ 2,580	[6],[7],[10],[18]
% of Net Asset		7.50%	[1],[2],[5],[17]	4.20%	[6],[7],[10],[18]
Allvue Systems [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[21]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[22]
Spread above reference rate		S+5.75%	[1],[2],[5],[11],[17],[21]	L+5.75%	[6],[7],[10],[12],[18],[22]
Interest rate		11.14%	[1],[2],[5],[11],[13],[17],[21]	10.48%	[6],[7],[10],[12],[14],[18],[22]
Maturity date		Sep. 06, 2024	[1],[2],[5],[17],[21]	Sep. 06, 2024	[6],[7],[10],[18],[22]
Principal amount		$ 74	[1],[2],[5],[15],[17],[21]	$ 105	[6],[7],[10],[16],[18],[22]
Amortized Cost		61	[1],[2],[3],[4],[5],[17],[21]	92	[6],[7],[8],[9],[10],[18],[22]
Fair Value		$ 69	[1],[2],[5],[17],[21]	$ 100	[6],[7],[10],[18],[22]
% of Net Asset		0.20%	[1],[2],[5],[17],[21]	0.20%	[6],[7],[10],[18],[22]
Allvue Systems 1 [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		S+5.75%	[1],[2],[5],[11],[17]	L+5.75%	[6],[7],[10],[12],[18]
Interest rate		11.29%	[1],[2],[5],[11],[13],[17]	10.48%	[6],[7],[10],[12],[14],[18]
Maturity date		Sep. 04, 2026	[1],[2],[5],[17]	Sep. 04, 2026	[6],[7],[10],[18]
Principal amount		$ 838	[1],[2],[5],[15],[17]	$ 842	[6],[7],[10],[16],[18]
Amortized Cost		836	[1],[2],[3],[4],[5],[17]	840	[6],[7],[8],[9],[10],[18]
Fair Value		$ 807	[1],[2],[5],[17]	$ 811	[6],[7],[10],[18]
% of Net Asset		2.40%	[1],[2],[5],[17]	1.30%	[6],[7],[10],[18]
Total Allvue Systems [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 897	[1],[2],[3],[4],[5]	$ 932	[6],[7],[8],[9],[10]
Fair Value		$ 876	[1],[2],[5]	$ 911	[6],[7],[10]
% of Net Asset		2.60%	[1],[2],[5]	1.50%	[6],[7],[10]
Apptio Inc [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17],[21]	Senior Secured Loans - First Lien	[6],[7],[10],[18]
Spread above reference rate		S+5.00%	[1],[2],[5],[11],[17],[21]	L+6.00%	[6],[7],[10],[12],[18]
Interest rate		10.29%	[1],[2],[5],[11],[13],[17],[21]	10.81%	[6],[7],[10],[12],[14],[18]
Maturity date		Dec. 03, 2024	[1],[2],[5],[17],[21]	Jan. 10, 2025	[6],[7],[10],[18]
Principal amount		$ 98	[1],[2],[5],[15],[17],[21]	$ 4,900	[6],[7],[10],[16],[18]
Amortized Cost		79	[1],[2],[3],[4],[5],[17],[21]	4,873	[6],[7],[8],[9],[10],[18]
Fair Value		$ 88	[1],[2],[5],[17],[21]	$ 4,882	[6],[7],[10],[18]
% of Net Asset		0.30%	[1],[2],[5],[17],[21]	8.00%	[6],[7],[10],[18]
Apptio Inc 1 [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Investment		Senior Secured Loans - First Lien	[1],[2],[5],[17]	Senior Secured Loans - First Lien	[6],[7],[10],[18],[22]
Spread above reference rate		S+5.00%	[1],[2],[5],[11],[17]	L+6.00%	[6],[7],[10],[12],[18],[22]
Interest rate		10.29%	[1],[2],[5],[11],[13],[17]	10.81%	[6],[7],[10],[12],[14],[18],[22]
Maturity date		Jan. 10, 2025	[1],[2],[5],[17]	Dec. 03, 2024	[6],[7],[10],[18],[22]
Principal amount		$ 1,129	[1],[2],[5],[15],[17]	$ 196	[6],[7],[10],[16],[18],[22]
Amortized Cost		1,125	[1],[2],[3],[4],[5],[17]	176	[6],[7],[8],[9],[10],[18],[22]
Fair Value		$ 1,129	[1],[2],[5],[17]	$ 182	[6],[7],[10],[18],[22]
% of Net Asset		3.30%	[1],[2],[5],[17]	0.30%	[6],[7],[10],[18],[22]
Total Apptio Inc [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Amortized Cost		$ 1,204	[1],[2],[3],[4],[5]	$ 5,049	[6],[7],[8],[9],[10]
Fair Value		$ 1,217	[1],[2],[5]	$ 5,064	[6],[7],[10]
% of Net Asset		3.60%	[1],[2],[5]	8.30%	[6],[7],[10]
Yak Blocker 2 Llc Series A [Member] | Business Service Sector [Member] | Equity Investments [Member]
Investment	[1],[2],[5],[17]	Equity/Other
Principal amount	[1],[2],[5],[15],[17]	$ 422,178
Amortized Cost	[1],[2],[3],[4],[5],[17]	2,514
Fair Value	[1],[2],[5],[17]	$ 232
% of Net Asset	[1],[2],[5],[17]	0.70%
Yak Blocker 2 Llc Series B 1 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Investment	[1],[2],[5],[17]	Equity/Other
Principal amount	[1],[2],[5],[15],[17]	$ 1,130,232
Amortized Cost	[1],[2],[3],[4],[5],[17]	1,923
Fair Value	[1],[2],[5],[17]	$ 153
% of Net Asset	[1],[2],[5],[17]	0.40%
Yak Blocker 2 Llc Series B 2 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Investment	[1],[2],[5],[17]	Equity/Other
Principal amount	[1],[2],[5],[15],[17]	$ 120,558
Amortized Cost	[1],[2],[3],[4],[5],[17]	205
Fair Value	[1],[2],[5],[17]	$ 16
% of Net Asset	[1],[2],[5],[17]	0.00%
Yak Blocker 2 Llc Series C 1 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Investment	[1],[2],[5],[17]	Equity/Other
Principal amount	[1],[2],[5],[15],[17]	$ 30,451
Amortized Cost	[1],[2],[3],[4],[5],[17]	4
Fair Value	[1],[2],[5],[17]	$ 0
% of Net Asset	[1],[2],[5],[17]	0.00%
Yak Blocker 2 Llc Series C 2 [Member] | Business Service Sector [Member] | Equity Investments [Member]
Investment	[1],[2],[5],[17]	Equity/Other
Principal amount	[1],[2],[5],[15],[17]	$ 28,145
Amortized Cost	[1],[2],[3],[4],[5],[17]	3
Fair Value	[1],[2],[5],[17]	$ 0
% of Net Asset	[1],[2],[5],[17]	0.00%
Checkers Holdings Inc [Member] | Food and Beverage Sector [Member] | Debt Method Investments [Member]
Investment	[6],[7],[10]			Senior Secured Loans - First Lien
Spread above reference rate	[6],[7],[10],[12]			L+4.25%
Interest rate	[6],[7],[10],[12],[14]			8.99%
Maturity date	[6],[7],[10]			Apr. 25, 2024
Principal amount	[6],[7],[10],[16]			$ 1,110
Amortized Cost	[6],[7],[8],[9],[10]			713
Fair Value	[6],[7],[10]			$ 910
% of Net Asset	[6],[7],[10]			1.50%
ASM Global [Member] | Hotel Gaming And Leisure [Member] | Debt Method Investments [Member]
Investment	[6],[7],[10]			Senior Secured Loans - First Lien
Spread above reference rate	[6],[7],[10],[12]			L+2.50%
Interest rate	[6],[7],[10],[12],[14]			6.91%
Maturity date	[6],[7],[10]			Jan. 23, 2025
Principal amount	[6],[7],[10],[16]			$ 2,281
Amortized Cost	[6],[7],[8],[9],[10]			2,279
Fair Value	[6],[7],[10]			$ 2,228
% of Net Asset	[6],[7],[10]			3.60%
Health Channels Inc [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment	[6],[7],[10]			Senior Secured Loans - First Lien
Spread above reference rate	[6],[7],[10],[12]			L+4.50%
Interest rate	[6],[7],[10],[12],[14]			8.88%
Maturity date	[6],[7],[10]			Apr. 03, 2025
Principal amount	[6],[7],[10],[16]			$ 1,907
Amortized Cost	[6],[7],[8],[9],[10]			1,892
Fair Value	[6],[7],[10]			$ 1,350
% of Net Asset	[6],[7],[10]			2.20%
YAK Access LLC [Member] | Business Service Sector [Member] | Debt Method Investments [Member]
Investment	[6],[7],[10],[18]			Senior Secured Loans - Second Lien
Spread above reference rate	[6],[7],[10],[12],[18]			L+10.00%
Interest rate	[6],[7],[10],[12],[14],[18]			13.64%
Maturity date	[6],[7],[10],[18]			Jul. 10, 2026
Principal amount	[6],[7],[10],[16],[18]			$ 5,000
Amortized Cost	[6],[7],[8],[9],[10],[18]			4,805
Fair Value	[6],[7],[10],[18]			$ 642
% of Net Asset	[6],[7],[10],[18]			1.00%
Wide Orbit Inc [Member] | Technology Sector [Member] | Debt Method Investments [Member]
Investment	[6],[7],[10],[18],[22],[25]			Senior Secured Loans - First Lien
Maturity date	[6],[7],[10],[18],[22],[25]			Jul. 08, 2025
Principal amount	[6],[7],[10],[16],[18],[22],[25]			$ 0
Amortized Cost	[6],[7],[8],[9],[10],[18],[22],[25]			0
Fair Value	[6],[7],[10],[18],[22],[25]			$ (4)
% of Net Asset	[6],[7],[10],[18],[22],[25]			0.00%
Wide Orbit Inc [Member] | Technology Sector [Member] | Equity Investments [Member]
Investment	[6],[7],[10],[18]			Equity/Other
Principal amount	[6],[7],[10],[16],[18]			$ 96,480
Amortized Cost	[6],[7],[8],[9],[10],[18]			0
Fair Value	[6],[7],[10],[18]			$ 276
% of Net Asset	[6],[7],[10],[18]			0.50%
Firstlight Fiber [Member] | Telecommunications Sector [Member] | Debt Method Investments [Member]
Investment	[6],[7],[10]			Senior Secured Loans - First Lien
Spread above reference rate	[6],[7],[10],[12]			L+3.50%
Interest rate	[6],[7],[10],[12],[14]			7.88%
Maturity date	[6],[7],[10]			Jul. 23, 2025
Principal amount	[6],[7],[10],[16]			$ 2,163
Amortized Cost	[6],[7],[8],[9],[10]			2,158
Fair Value	[6],[7],[10]			$ 2,007
% of Net Asset	[6],[7],[10]			3.30%
Foreign Currency Forward [Member]
Fair Value				$ 73
% of Net Asset				0.10%
Foreign Currency Forward [Member] | JP MOrgan Chase Bank [Member]
Amortized Cost	[6],[7],[8],[9],[10]			$ 0
Fair Value				$ 73
% of Net Asset				0.10%
Settlement Date				Jan. 17, 2023
Amount Purchased				$ 3,045
Amount Sold				$ 2,457

[1]	All debt and equity investments are income producing unless otherwise noted.
[2]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[3]	As of June 30, 2023, the aggregate gross unrealized appreciation for all securities, including foreign currency forward contracts, in which there was an excess of value over tax cost was $0.6 million; the aggregate gross unrealized depreciation for all securities, including foreign currency forward contracts, in which there was an excess of tax cost over value was $10.0 million; the net unrealized depreciation was $9.4 million; the aggregate cost of securities for Federal income tax purposes was $39.0 million.
[4]	Cost represents amortized cost, inclusive of any capitalized paid-in-kind income (“PIK”), for debt securities, and cost plus capitalized PIK, if any, for preferred stock.
[5]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[6]	All debt and equity investments are income producing unless otherwise noted.
[7]	All investments are non-controlled/non-affiliated investments as defined by the Investment Company Act of 1940 (the “1940 Act”). The provisions of the 1940 Act classify investments based on the level of control that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally presumed to be “non-controlled” when we own 25% or less of the portfolio company’s voting securities and “controlled” when we own more than 25% of the portfolio company’s voting securities. The provisions of the 1940 Act also classify investments further based on the level of ownership that we maintain in a particular portfolio company. As defined in the 1940 Act, a company is generally deemed as “non-affiliated” when we own less than 5% of a portfolio company’s voting securities and “affiliated” when we own 5% or more of a portfolio company’s voting securities.
[8]	As of December 31, 2022, the aggregate gross unrealized appreciation for all securities, including foreign currency forward contracts, in which there was an excess of value over tax cost was $1.0 million; the aggregate gross unrealized depreciation for all securities, including foreign currency forward contracts, in which there was an excess of tax cost over value was $10.3 million; the net unrealized depreciation was $9.3 million; the aggregate cost of securities for Federal income tax purposes was $50.0 million.
[9]	Cost represents amortized cost, inclusive of any capitalized paid-in-kind income (“PIK”), for debt securities, and cost plus capitalized PIK, if any, for preferred stock.
[10]	Security may be an obligation of one or more entities affiliated with the named portfolio company.
[11]	The periodic interest rate for all floating rate loans is indexed to London Interbank Offered Rate (“LIBOR” or “LIBOR rate”) (denoted as “L”), Euro Interbank Offered Rate (“EURIBOR”) (denoted as “E”), British Pound Sterling LIBOR (“GBP LIBOR”) (denoted as “G”), Secured Overnight Financing Rate (“SOFR”) (denoted as “S”), Sterling Overnight Index Average (“SONIA”) (denoted as “N”) or Prime Rate (denoted as “P”). Pursuant to the terms of the underlying credit agreements, the base interest rates typically reset annually, semi-annually, quarterly or monthly at the borrower’s option. The borrower may also elect to have multiple interest reset periods for each loan. For each of these floating rate loans, the Consolidated Schedule of Investments presents the applicable margin over LIBOR, EURIBOR, GBP LIBOR or Prime based on each respective credit agreement. As of June 30, 2023, LIBOR rates ranged between 5.21% for 1-month LIBOR to 5.76% for 6-month LIBOR and the SOFR rates ranged between 5.14% for 1-month SOFR to 5.39% for 6-month SOFR.
[12]	The periodic interest rate for all floating rate loans is indexed to London Interbank Offered Rate (“LIBOR” or “LIBOR rate”) (denoted as “L”), Euro Interbank Offered Rate (“EURIBOR”) (denoted as “E”), British Pound Sterling LIBOR (“GBP LIBOR”) (denoted as “G”), Secured Overnight Financing Rate (“SOFR”) (denoted as “S”), Sterling Overnight Index Average (“SONIA”) (denoted as “N”) or Prime Rate (denoted as “P”). Pursuant to the terms of the underlying credit agreements, the base interest rates typically reset annually, semi-annually, quarterly or monthly at the borrower’s option. The borrower may also elect to have multiple interest reset periods for each loan. For each of these floating rate loans, the Consolidated Schedule of Investments presents the applicable margin over LIBOR, EURIBOR, GBP LIBOR or Prime based on each respective credit agreement. As of December 31, 2022, LIBOR rates ranged between 4.39% for 1-month LIBOR to 5.14% for 6-month LIBOR.
[13]	For portfolio companies with multiple interest rate contracts under a single credit agreement, the interest rate shown is a weighted average current interest rate in effect at June 30, 2023.
[14]	For portfolio companies with multiple interest rate contracts under a single credit agreement, the interest rate shown is a weighted average current interest rate in effect at December 31, 2022.
[15]	Unless noted otherwise, the principal amount (par amount) for all debt securities is denominated in U.S. dollars. Equity investments are recorded as number of shares owned.
[16]	Unless noted otherwise, the principal amount (par amount) for all debt securities is denominated in U.S. dollars. Equity investments are recorded as number of shares owned.
[17]	Investments value was determined using significant unobservable inputs (see Note 2. Significant Accounting Policies).
[18]	Investments value was determined using significant unobservable inputs (see Note 2. Significant Accounting Policies).
[19]	The underlying credit agreement or indenture contains a PIK provision, whereby the issuer has either the option or the obligation to make interest payments with the issuance of additional securities. The interest rate in the schedule represents the current interest rate in effect for these investments.
[20]	The underlying credit agreement or indenture contains a PIK provision, whereby the issuer has either the option or the obligation to make interest payments with the issuance of additional securities. The interest rate in the schedule represents the current interest rate in effect for these investments.
[21]	The investment is either a delayed draw loan or a revolving credit facility whereby some or all of the investment commitment is undrawn as of June 30, 2023 (see Note 8. Commitments and Contingencies).
[22]	The investment is either a delayed draw loan or a revolving credit facility whereby some or all of the investment commitment is undrawn as of December 31, 2022 (see Note 8. Commitments and Contingencies).
[23]	Investment was on non-accrual status as of June 30, 2023, meaning that the Master Fund has ceased recognizing interest income on these investments. As of June 30, 2023, debt investments on non-accrual status represented 4.4% and 0.1% of total investments on an amortized cost basis and fair value basis, respectively.
[24]	Investment was on non-accrual status as of December 31, 2022, meaning that the Master Fund has ceased recognizing interest income on these investments. As of December 31, 2022, debt investments on non-accrual status represented 3.1% and 0.3% of total investments on an amortized cost basis and fair value basis, respectively.
[25]	The negative fair value is the result of the unfunded commitment being valued below par. The negative amortized cost is the result of the capitalized discount being greater than the principal amount outstanding on the loan.